INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT SECURITIES

NOTE C – INVESTMENT SECURITIES

The amortized cost and estimated fair values of investment securities as of December 31, 2011 and 2010 are as follows (dollars in thousands):

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
2011	cost	gains	losses	value
Available for sale:
U.S. government agencies	$22,719	$482	$-	$23,201
State and municipals	152,688	7,996	128	160,556
Mortgage-backed securities:
Residential government sponsored	76,622	4,823	9	81,436
Other government sponsored	16,089	892	-	16,981
Other	47	-	-	47
	$268,165	$14,193	$137	$282,221
Held to maturity:
State and municipals	$91,036	$446	$20	$91,462
Other debt securities	6,000	-	1,120	4,880
	$97,036	$446	$1,140	$96,342

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
2010	cost	gains	losses	value
Available for sale:
State and municipals	$221,902	$2,722	$4,082	$220,542
Mortgage-backed securities:
Residential government sponsored	100,117	5,928	176	105,869
Other government sponsored	24,487	1,926	-	26,413
Other	47	-	-	47
	$346,553	$10,576	$4,258	$352,871
Held to maturity:
Other debt securities	$6,000	$-	$720	$5,280

During the year ended December 31, 2011, the Company reclassified, at fair value, $85.8 million of investment securities available for sale to the held to maturity category. The related unrealized after-tax gains of $3.2 million remained in accumulated other comprehensive income to be amortized over the estimated remaining life of the investment securities as an adjustment of yield, offsetting the related amortization of the premium or accretion of the discount on the transferred investment securities. No gains or losses were recognized at the time of reclassification. Management considers the held to maturity classification of these investment securities to be appropriate as the Company has the positive intent and ability to hold these investment securities to maturity.

The amortized cost and estimated fair value of investment securities at December 31, 2011, by contractual maturity and projected cash flows, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties (dollars in thousands).

	Amortized cost	Fair value
Available for sale:
Due within one year	$24,368	$25,685
Due after one year through five years	65,052	68,250
Due after five through ten years	140,596	147,282
Due after ten years	38,149	41,004
	$268,165	$282,221
Held to maturity:
Due after five through ten years	$8,207	$7,099
Due after ten years	88,829	89,243
	$97,036	$96,342

At December 31, 2011 and 2010, investment securities with an estimated fair value of approximately $156.0 million and $165.0 million, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

The following is a summary of realized gains and losses from the sales of investment securities classified as available for sale (dollar in thousands):

	For the years ended December 31,
	2011	2010	2009

Proceeds from sales	$50,717	$77,148	$89,808

Gross realized gains on sales	$2,159	$799	$3,729
Gross realized losses on sales	(957)	(264)	-
Other than temporary impairment loss	-	-	(119)
Total realized gains, net	$1,202	$535	$3,610

The following tables show gross unrealized losses and fair values of investment securities, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010. At December 31, 2011, the unrealized losses relate to 11 state and municipal securities, three mortgage-backed securities and two corporate bonds. Of those, three of the state and municipal securities and the corporate bonds had continuous unrealized losses for more than twelve months. At December 31, 2010, the unrealized losses relate to 137 state and municipal securities and two corporate bonds. Of those, 13 of the state and municipal securities had continuous unrealized losses for more than twelve months. At December 31, 2011, the Company performed an extensive evaluation of the state and municipal investment securities portfolio at a bond-by-bond level, and based on the evaluation, none of the temporary impairment relates to the issuer’s ability to honor redemption obligations or the credit quality of the issuer. The deterioration in value is attributable to changes in market interest rates and the Company expects these investment securities to be paid in full and that any temporary impairment will be fully recoverable prior to or at maturity. Additionally, an evaluation was performed on the two corporate bonds, categorized as other debt securities, and noted no other temporary impairment on those bonds at December 31, 2011. The Company has the ability and intent to hold the investment securities for a reasonable period of time sufficient for a forecasted recovery or until maturity. The temporarily impaired investment securities as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
2011	value	losses	value	losses	value	losses
Available for sale:
State and municipals	$7,559	$98	$2,289	$30	$9,848	$128
Mortgage-backed	6,232	9	-	-	6,232	9
	$13,791	$107	$2,289	$30	$16,080	$137
Held to maturity:
State and municipals	$4,149	$20	$-	$-	$4,149	$20
Other debt securities	-	-	4,880	1,120	4,880	1,120
	$4,149	$20	$4,880	$1,120	$9,029	$1,140

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
2010	value	losses	value	losses	value	losses
Available for sale:
State and municipals	$112,579	$2,896	$9,330	$1,186	$121,909	$4,082
Mortgage-backed	10,171	176	-	-	10,171	176
	$122,750	$3,072	$9,330	$1,186	$132,080	$4,258
Held to maturity:
Other debt securities	$-	$-	$5,280	$720	$5,280	$720